RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											12 Months Ended
	Dec. 03, 2024	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	Dec. 21, 2023	Aug. 18, 2023	Feb. 11, 2022	Dec. 18, 2021	Feb. 16, 2021	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Description of exceptions for transfer assign or sell founder shares											(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Interest expense debt											$ 891,624	$ 8,966
Due to affiliate											358,939	$ 238,939
Aspire Biopharma Inc [Member]
Related Party Transaction [Line Items]
Aggregate purchase price
Exercise price of warrant											$ 0.40	$ 0.02
Short term borrowings											$ 0	$ 181,061
Interest expense debt											97,988
Sponsor contribution											257,613
Short term loan											0	360,636
Due to affiliate											111,026	626
Officer and directors compensation											356,032	100,000
Convertible debt											0	0
Accrued interest payable											0	0
Loan and Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Funded loan amount				$ 150,000	$ 50,000	$ 250,000
Funded amount				$ 150,000	$ 50,000	$ 250,000
Second Loan And Transfer Agreementt [Member]
Related Party Transaction [Line Items]
Funded loan amount	$ 50,000
Funded amount	$ 50,000
First Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sponsor contribution			$ 1,000,000
Second Subscription Agreements [Member]
Related Party Transaction [Line Items]
Sponsor contribution		$ 500,000
Payments for loans		$ 500,000
Short term loan											500,000
Sponsor and SSVK Associates LLC Member
Related Party Transaction [Line Items]
Amortization of the debt discount											33,491	143,464
Interest expense debt											425,436	8,966
Sponsor and SSVK Associates LLC Member | Loan and Transfer Agreement [Member]
Related Party Transaction [Line Items]
Short term borrowings											250,000	155,848
Apogee Pharma and Jinal Sheth [Member]
Related Party Transaction [Line Items]
Amortization of the debt discount											33,492
Interest expense debt											425,436
Apogee Pharma and Jinal Sheth [Member] | Loan and Transfer Agreement [Member]
Related Party Transaction [Line Items]
Short term borrowings											465,722
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Share dividend								1.11111111
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate number of shares owned								7,187,500
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued										8,625,000
Aggregate purchase price										$ 25,000
Shares surrendered									2,156,250
Aggregate number of shares owned									6,468,750
Founder Shares [Member] | New Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Number of shares issued							6,834,333
Exercise price of warrant							$ 1.00
Founder Shares [Member] | New Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued							4,317,500
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant											$ 1,500,000
Conversion price of warrant											$ 1.50
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Outstanding balance of related party note											$ 449,214	0
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative services fee											10,000
Expenses incurred											$ 120,000	$ 120,000